REAL ESTATE AND ACCUMULATED DEPRECIATION (Narrative) (Details)	12 Months Ended
Dec. 31, 2019
Minimum | Building and Building Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years 6 months
Minimum | Furnitures and Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life	1 year 6 months
Maximum | Building and Building Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	39 years
Maximum | Furnitures and Fixtures
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years